Labor and Social Obligations - Quantity Of Stock and Vesting Date (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 item shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stocks	73,085
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares		656,860
Number of beneficiaries | item		39
Quantity of stocks	656,860
28/09/2019 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stocks	197,951
30/06/2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stocks	3,086
28/09/2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stocks	215,709
30/06/2021 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stocks	3,086
28/09/2021 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stocks	215,709
28/09/2022 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stocks	17,757
30/06/2022 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stocks	3,562